FORM N-23C-3
NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23C-3

1.	Investment Company Act File Number: 811-23168 Date of Notification: February 23, 2017

2.	Exact name of investment company as specified in registration statement:

  RiverPark Commercial Real Estate Fund

3.	Address of principal executive office:

156 W. 56th Street, 17th Floor, New York, NY 10019

4.	Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Morty Schaja
Name:	Morty Schaja
Title:	President

RiverPark Commercial Real Estate Fund

Repurchase Offer Notice

Date: February 23, 2017

Dear RiverPark Commercial Real Estate Fund Shareholder:

You are not required to sell any of your shares during this Repurchase Offer. This notification is a reminder that RiverPark Commercial Real Estate Fund (the “Fund”) is an interval fund with a quarterly share repurchase program. If you do not wish to sell any of your shares at this time, you do not need to do anything.

The Fund extends a quarterly repurchase offer to provide liquidity to shareholders since shares of this closed-end interval fund are not redeemable daily and do not trade on an exchange. Shareholders can sell Fund shares only during one of the Fund’s quarterly repurchase offer periods.

The current Repurchase Offer period begins on February 23, 2017. Please note that the Repurchase Request Deadline is March 16, 2017. This means that if you wish to sell any of your Fund shares during this tender period, you must complete the enclosed Repurchase Request Form and submit it to RiverPark Commercial Real Estate Fund c/o DST Systems, Inc., the Fund’s Transfer Agent, at the addresses shown on the enclosed form no later than by 11:59 p.m. Eastern time on March 16, 2017.

For informational purposes only, the Fund’s NAV per share was $10.08 on January 31, 2017. Because the Fund's NAV may fluctuate, please contact your financial advisor or the Fund at 1-888-564-4517 for the Fund's current NAV information. Please note that the Repurchase Pricing Date is March 23, 2017.

You may, of course, remain invested in the Fund. If you do not wish to sell at this time, kindly disregard this notice.

Sincerely,

RiverPark Advisors, LLC

Morty Schaja
 President

RiverPark Commercial Real Estate Fund

REPURCHASE OFFER TERMS

Please refer to the Repurchase Offer Notice to determine the exact date of a particular quarterly Repurchase Request Deadline as well as other important information.

1)
THE OFFER. RiverPark Commercial Real Estate Fund (the “Fund”) is offering to repurchase for cash up to twenty-five percent (25%) of the aggregate of its issued and outstanding shares of beneficial interest (“Shares”) at a price equal to the respective net asset value (“NAV”) per share as of the close of the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth in this Offer, the Repurchase Offer Notice, and the related Repurchase Request Form. Together these documents constitute the “Repurchase Offer”. The purpose of the Repurchase Offer is to provide liquidity to shareholders of the Fund. The offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2)
REPURCHASE REQUEST DEADLINE. All tenders of Shares for repurchase must be submitted in proper form to DST Systems, Inc., the Fund’s Transfer Agent, by 11:59 p.m. Eastern time on the Repurchase Request Deadline. Repurchase requests submitted to the Transfer Agent must be sent to the addresses specified in this Repurchase Offer.

3)
REPURCHASE PRICING DATE. The repurchase price of the Shares will be the NAV per share as of the close of the NYSE on the Repurchase Pricing Date. The Repurchase Pricing Date for this Repurchase Offer will be March 23, 2017. The Fund, however, may choose to make the Repurchase Pricing Date for the Offer (i) earlier pursuant to applicable law; or (ii) as many as 14 calendar days after the Repurchase Request Deadline. If that day is not a regular business day, then the Repurchase Pricing Date will be the following regular business day.

4)
NET ASSET VALUES. You must determine whether to tender Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The NAV may fluctuate between the date you submit your repurchase request and the Repurchase Request Deadline (and the Repurchase Pricing Date). The NAV on the Repurchase Request Deadline and the Repurchase Pricing Date could be higher or lower than on the date you submit a repurchase request.

5)
PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Repurchase Offer will be made in cash, under normal circumstances, on the first business day following the Repurchase Pricing Date, but in no event later than 7 days after the Repurchase Pricing Date.

6)
INCREASE IN NUMBER OF SHARES REPURCHASED/PRO RATA REPURCHASES. If the number of Shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, the Fund may (i) repurchase tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to two percent (2%) of the Fund’s outstanding Shares on the Repurchase Request Deadline. If the Fund increases the percentage to be repurchased but the share repurchase requests still exceed the number of Shares in the Fund's expanded offer, the Fund will repurchase tendered Shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Repurchase Offer, you may be unable to liquidate some or all of your investment. You may have to wait until a subsequent repurchase offer to tender Shares that the Fund was unable to repurchase, and you would be subject to the risk of NAV fluctuations during that time.

7)
WITHDRAWAL OR MODIFICATION OF TENDER OF SHARES FOR REPURCHASE. Shares tendered pursuant to the Repurchase Offer may be withdrawn or you may change the number of Shares tendered for repurchase at any time prior to 11:59 p.m., Eastern time, on the Repurchase Request Deadline. You must send a written notice to the Transfer Agent at the address specified in this Repurchase Offer, and the Transfer Agent must receive it before the Repurchase Request Deadline.

8)
SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Fund may not suspend or postpone a Repurchase Offer except if a majority of the Board, including a majority of the Board members who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (Independent Trustees), vote to do so, and only (a) if the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code; (b) for any period during which the NYSE or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which any emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund to determine its NAV; or (d) for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund. The Fund will send to its shareholders notice of any suspension or postponement and notice of any renewed Repurchase Offer after a suspension or postponement.

9)
TAX CONSEQUENCES. Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of a repurchase of their Shares. Special tax rules apply to shares repurchased from retirement plan accounts. A repurchase of Shares pursuant to the Repurchase Offer will be treated as a taxable sale or exchange of the Shares if the tender (i) completely terminates the shareholder’s interest in the Fund, (ii) is treated under the Internal Revenue Code as a distribution that is “substantially disproportionate” with respect to the shareholder or (iii) is treated under the Internal Revenue Code as a distribution that is “not essentially equivalent to a dividend.” A “substantially disproportionate” distribution generally requires a reduction of at least 20% in the shareholder’s proportionate interest in the Fund after all Shares are tendered. A distribution “not essentially equivalent to a dividend” requires that there be a “meaningful reduction” in the shareholder’s interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest. The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is so treated, any recognized gain or loss will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset and as a long-term capital gain or loss if such Shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange for tax purposes, the amount received upon a repurchase of Shares will consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund’s earnings and profits for its taxable year and the shareholder’s basis in the Shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

10)
PROPER FORM OF REPURCHASE REQUEST DOCUMENTS. All questions as to the validity, form, eligibility (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and its Transfer Agent, in their sole discretion, and that determination will be final and binding. The Fund reserves the right to reject any and all tenders of repurchase requests for Shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any Shares if, in the opinion of counsel to the Fund or the Transfer Agent, accepting, purchasing, exchanging, or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of Shares, whether in general or with respect to any particular Shares or shareholder(s). The Fund’s interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until all defects or irregularities have been cured or waived.

Neither the Fund, the Transfer Agent, the Adviser nor SEI Distribution Co. (the Fund’s distributor), nor any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, nor shall any of them incur any liability for failure to give any such notice. Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase Offer or in the Fund’s Prospectus. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund, its investment adviser, distributor or Transfer Agent.

For the Fund’s current NAV per share and other information about this Repurchase Offer, or for a copy of the Fund’s Prospectus, call the Adviser at 1-888-564-4517 or consult the Adviser’s website at www.riverparkfunds.com.

The Fund’s Prospectus contains more complete information on all charges, expenses, fees and risks. Please read it carefully before investing.

11)	RECORD DATE. This Repurchase Offer is made to holders of record of the Fund's Shares as of February 10, 2017.

PLEASE SUBMIT REQUESTS TO TENDER SHARES TO DST SYSTEMS, INC. AT THE ADDRESSES SET FORTH IN THE ATTACHED REPURCHASE REQUEST FORM IN GOOD ORDER BY 11:59 P.M. EASTERN TIME, MARCH 16, 2017.

RIVERPARK FUNDS

RiverPark Commercial Real Estate Fund – Repurchase Request Form **For Assistance Call: 1-888-564-4517**

Please complete all sections and mail form to the address provided below.

Please refer to the RiverPark Commercial Real Estate Fund Prospectus for additional information regarding repurchase requests.

1 ACCOUNT INFORMATION

Please print or type clearly.

ACCOUNT OWNER'S NAME ______________________ JOINT ACCOUNT OWNER'S NAME (IF APPLICABLE) ______________________

RESIDENTIAL ADDRESS ______________________

DAYTIME PHONE NUMBER ______________________

List only the account(s) for which you will be making repurchase requests:

ACCOUNT NUMBER	REPURCHASE REQUEST AMOUNT (SEE SECTION 2 BELOW)

2 REPURCHASE REQUEST AMOUNT

Please select one of the following:

- ❒ Partial Tender $ _____________ or _____________ shares per account. If tendering for multiple accounts please indicate if amounts should be different in Section 1.
- ❒ Full Tender per account.

3 COST BASIS ACCOUNTING METHOD

Please select one of the following.

- ❒ **First-In First-Out**
- ❒ **Low Cost**
- ❒ **Last-In First-Out**
- ❒ **Loss/Gain Utilization**
- ❒ **High Cost**
- ❒ **Specific Lot Depletion**

Date of Purchase:_____/_____/_______ Number of Shares_____________

Date of Purchase:_____/_____/_______ Number of Shares_____________

Date of Purchase:_____/_____/_______ Number of Shares_____________

4 METHOD OF PAYMENT

Please select one of the following:

- ❒ Send my check to my address of record.*
- ❒ Send my check to an address other than my address of record, information provided below.*

PAYEE NAME ______________________

STREET ADDRESS OR P.O. BOX ______________________

CITY ______________ STATE ______________ ZIP ______________

- ❒ Send my proceeds to my bank. (In order for us to send the proceeds to your bank please select one of the following methods. If bank instructions are not already on file, **please attach a pre-printed, voided check** and provide a Medallion Signature Guarantee in Section 5).
  - ❒ ACH (requires up to three business days, at no charge).
  - ❒ Fed Wire (next day, may be subject to an additional charge of $10.00, deducted directly from the redemption proceeds).

Attach Voided Check Here

BANK'S NAME ______________________

BANK ROUTING NUMBER ______________ CHECKING OR SAVINGS ______________

ACCOUNT REGISTRATION ______________ ACCOUNT NUMBER ______________

* A Medallion Signature Guarantee is required in Section 5 if you request a redemption to be sent to an address other than the address of record, the check is not made payable to the registered owner, the address of record has been changed within the last 30 days, or the above bank instructions are different than the bank of record.

Page 1 of 2 *(Please be sure to complete all applicable sections of this form)*

RiverPark Commercial Real Estate Fund – Repurchase Request Form

5 SIGNATURES AND AUTHORIZATION

In order to complete your request, the required number of authorized signers must sign below exactly as it appears on your account (if signing on behalf of the account owner, please include your designated title, and a Medallion Signature Guarantee will be required).

A **Medallion Signature Guarantee** assures that a signature is genuine and protects investors from unauthorized requests. A Medallion Signature Guarantee may be obtained from an officer of a commercial bank or trust company, savings and loan or savings bank, or a member firm of a domestic stock exchange. Notarization by a notary public is **not** acceptable.

By signing below, the owner(s) of the above referenced account(s) hereby authorizes the transfer of shares specified in this form.

ACCOUNT OWNER'S SIGNATURE AND DATE

TITLE (IF ACTING ON BEHALF OF THE ACCOUNT OWNER)

JOINT ACCOUNT OWNER'S SIGNATURE AND DATE

TITLE (IF ACTING ON BEHALF OF THE ACCOUNT OWNER)

Affix Medallion Signature Guarantee stamp.

Affix Medallion Signature Guarantee stamp.

Return the completed form to the address below:

Regular Mail:
RiverPark Commercial Real Estate Fund
c/o DST Systems, Inc.
P.O. Box 219008
Kansas City, MO 64121-9008

Overnight:
RiverPark Commercial Real Estate Fund
c/o DST Systems, Inc.
430 West 7th Street
Kansas City, MO 64105

If you have any questions or to ensure that all legal requirements are met, please call Shareholder Services at 1-888-564-4517.

Page 2 of 2 *(Please be sure to complete all applicable sections of this form)*